Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Income derived from rental income from investment properties	$ 204,483	$ 196,955	$ 202,896
Income derived from rental income from investment properties	(39,727)	(36,761)	(44,136)
Total	$ 164,756	$ 160,194	$ 158,760